SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 25. SUBSEQUENT EVENTS

As described under Note 23 herein, the Company effected the Reverse Split on November 6, 2012. As a result of Reverse Split, the price of the ADS increased proportionally and the Company maintained the continued listing of the ADSs on NASDAQ.